Subsequent Events - Additional Information (Detail) (USD $)	0 Months Ended		1 Months Ended		9 Months Ended		12 Months Ended	16 Months Ended	25 Months Ended			0 Months Ended						0 Months Ended	1 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended
	Feb. 27, 2013	Jun. 28, 2012	Jul. 31, 2013	Mar. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013	Feb. 28, 2013	Dec. 31, 2011	Jun. 28, 2012 Scenario, Previously Reported	Sep. 30, 2013 Series B Convertible Preferred Stock	Feb. 27, 2013 Series B Convertible Preferred Stock	Dec. 31, 2012 Series B Convertible Preferred Stock	Jun. 30, 2012 Series B Convertible Preferred Stock	Sep. 30, 2013 2011 Equity Incentive Plan	May 20, 2013 Actagene Merger	Nov. 06, 2013 Subsequent Event Licensing Agreements, Nerviano Medical agreement Sciences S.r.l. (NMS)	Nov. 06, 2013 Subsequent Event Licensing Agreements, Nerviano Medical agreement Sciences S.r.l. (NMS) Minimum	Feb. 27, 2013 Subsequent Event Series B Convertible Preferred Stock	Nov. 06, 2013 Subsequent Event Private Investment in Public Equity ( the "PIPE" Financing") Investor	Feb. 27, 2013 Subsequent Event First Amendment	Feb. 27, 2013 Subsequent Event First Amendment	Oct. 31, 2013 Subsequent Event 2011 Equity Incentive Plan	Nov. 06, 2013 Subsequent Event Common Stock Licensing Agreements, Nerviano Medical agreement Sciences S.r.l. (NMS)	Nov. 06, 2013 Subsequent Event Common Stock Private Investment in Public Equity ( the "PIPE" Financing")	May 20, 2013 Subsequent Event Actagene Merger	Oct. 31, 2013 Subsequent Event Merger Transactions	Oct. 31, 2013 Subsequent Event Merger Transactions 2011 Equity Incentive Plan	Oct. 31, 2013 Subsequent Event Merger Transactions Common Stock
Subsequent Event [Line Items]
Loan amount advanced	$ 500,000	$ 500,000	$ 500,000		$ 1,000,000	$ 500,000	$ 500,000	$ 500,000	$ 1,500,000														$ 500,000
Loan, maximum borrowing amount	1,500,000						500,000	500,000															1,500,000	1,500,000
Principal and interest payment period commencing after period of interest only payments	30 months	36 months	24 months																				24 months
Fixed interest on the advanced amount	4.00%	4.77%	4.04%																				4.00%	4.00%
Warrant to purchase stock, shares															8,334	8,334					8,334					16,667
Percentage of loan agreement up to a number of stock on which warrant to purchase common stock issued														5.00%							5.00%
Principal and interest payment period commencing after period of interest only payments	6 months		2 months									12 months												15 months
Common Stock in exchange for the cancellation of all of the outstanding shares of Actagene																		1,583,336										1,583,336
Initial payment due on license agreement				15,000															7,000,000
Warrant to purchase stock, term																										5 years
Warrant to purchase stock, exercise price per share													3.00		3.00											6.00
Amount of service to be performed by NMs under the agreement																				1,000,000
Conversion basis of preferred stock to common stock																													One-to-one
Reverse stock split ratio																													0.3333
Common Stock, shares outstanding					2,248,135		653,334	653,334	2,248,135		666,668																		4,916,469
Warrants to purchase stock, outstanding																															25,001
Share based compensations, Outstanding option					361,478		156,659	156,659	361,478		12,500																			358,986
Ownership percentage by former stock holders of Ignyta																													99.85%
Shares reserved for issuance pursuant to future equity grants																													342,209
Stock issued during period, shares issued																											7,740,142
Number of Accredited Investor																						52
Stock issued during period, issuance price per share																											$ 6.00
Proceed from issuance of common stock																											$ 46,400,000
Number of shares of Common Stock available for issuance										666,666	166,666						666,666								712,652